Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses

The following is a summary of accounts payable and accrued expenses as of June 30, 2025 and 2024:

	2025	2024
Payable to suppliers	$3,286,280	$3,439,196
Salary and welfare payables	516,100	525,830
Accrued expenses and other current liabilities	1,789,419	2,010,249
Total	$5,591,799	$5,975,275